29 Equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subscribed capital	R$ 8,043,222	R$ 8,043,222
Paid up capital stock	797,218,554
Description of transfer of profit to legal reserve	Under Brazilian Corporation Law, companies must transfer 5% of net profit for the year to a legal reserve until this reserve is equivalent to 20% of the paid-up capital.
Capital reserve	R$ 232,472	R$ 232,430
Payment of dividends	667,419
Retained Earnings [Member]
Absorption of losses and adjustments	2,767,965
Capital reserve	1,174,301
Payment of dividends	2,002,255
Treasury Shares [Member] | LTI Program For Employees [Member]
Issue of shares	R$ 8,159